Schedule of Statement of Operation Derivative Instruments (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022
Fair Value Disclosures [Abstract]
Change in fair value of derivative liability					$ 10,882,241
Amount of Gain (Loss) Recognized in Income on Derivatives	$ (1,163,979)	$ (20,573,051)	$ 7,435,687	$ (22,055,672)